Commitments, Contingencies, Liens and Collaterals (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)
Commitments, Contingencies, Liens and Collaterals (Textual)
Compensation	₪ 4.6
Damage sought value, description	In November 1999, a number of institutional and other investors (the "Plaintiffs"), holding shares in Elscint Ltd.(a subsidiary of the Company which was merged into the Company ("Elscint") instituted a claim against the Company, Elscint, the Company's former controlling shareholders, past officers in the said companies and others. Together with the claim a motion was filed to certify the claim as a class action on behalf of everyone who was a shareholder in Elscint on September 6, 1999 and until the submission of the claim, excluding the Company and certain other shareholders.During 2018, a settlement agreement was approved, according to which the plaintiffs, their attorneys and the class members received NIS 50 million as a final compensation.The Company's share in the aforementioned compensation was NIS 4.6 million and the remained amount was paid by the Company's D&O Insurance.	In November 1999, a number of institutional and other investors (the "Plaintiffs"), holding shares in Elscint Ltd.(a subsidiary of the Company which was merged into the Company ("Elscint") instituted a claim against the Company, Elscint, the Company's former controlling shareholders, past officers in the said companies and others. Together with the claim a motion was filed to certify the claim as a class action on behalf of everyone who was a shareholder in Elscint on September 6, 1999 and until the submission of the claim, excluding the Company and certain other shareholders.During 2018, a settlement agreement was approved, according to which the plaintiffs, their attorneys and the class members received NIS 50 million as a final compensation.The Company's share in the aforementioned compensation was NIS 4.6 million and the remained amount was paid by the Company's D&O Insurance.
Civil money penalty | $		$ 500
Description of VAT and Customs assessments	The Company's net liability to the VAT authority is NIS 10.8 million out of which NIS 5.7 million were classified as current liability and NIS 5.1 million as long term liability based on the settlement agreements.	The Company's net liability to the VAT authority is NIS 10.8 million out of which NIS 5.7 million were classified as current liability and NIS 5.1 million as long term liability based on the settlement agreements.
January 8, 2018 [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Compensation	₪ 50.0
July 2, 2018 [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
VAT and customs asessments amount	11.5
November 19, 2018 [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
VAT and customs asessments amount	₪ 5.7
Indemnification to directors and officers of the Company [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description	The General Meeting of the Company's shareholders has approved the grant of prospective indemnification undertaking to the Company's directors and officers (including for their service as officers at the Company's subsidiaries, where applicable). The total aggregate indemnification shall not exceed USD 40 million, and all in excess of an amount paid (if paid) by insurance companies under applicable insurance policies. The Company's Board of directors and Audit committee has also approved an exemption of officers from liability for any damage caused by breach of a duty of care towards the Company.	The General Meeting of the Company's shareholders has approved the grant of prospective indemnification undertaking to the Company's directors and officers (including for their service as officers at the Company's subsidiaries, where applicable). The total aggregate indemnification shall not exceed USD 40 million, and all in excess of an amount paid (if paid) by insurance companies under applicable insurance policies. The Company's Board of directors and Audit committee has also approved an exemption of officers from liability for any damage caused by breach of a duty of care towards the Company.
Indemnification to directors and officers of Elbit Medical Technologies [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description	In November 2010, the shareholders' of Elbit Medical have approved the grant of an exemption and indemnification to directors and officers of Elbit Medical (including such that serve also as officers of the Company). In the framework of the exemption and indemnification undertaking letter (as amended pursuant to the approval Elbit Medical Technologies shareholders on July 2012), Elbit Medical exempted the recipients of the indemnification undertaking letters also from liability for actions performed while serving as officers of Elbit Medical or its subsidiaries or a company in which Elbit Medical is an interested party. The total indemnification that Elbit Medical Technologies shall pay to each of the indemnified parties (in addition to amount received from the insurance companies according to the insurance policy) shall not exceed USD 40 million. The maximum indemnification amount shall not be affected by payment according to any insurance policy or its existence unless the indemnification amount claimed was already covered by the insurance companies or by any third party.	In November 2010, the shareholders' of Elbit Medical have approved the grant of an exemption and indemnification to directors and officers of Elbit Medical (including such that serve also as officers of the Company). In the framework of the exemption and indemnification undertaking letter (as amended pursuant to the approval Elbit Medical Technologies shareholders on July 2012), Elbit Medical exempted the recipients of the indemnification undertaking letters also from liability for actions performed while serving as officers of Elbit Medical or its subsidiaries or a company in which Elbit Medical is an interested party. The total indemnification that Elbit Medical Technologies shall pay to each of the indemnified parties (in addition to amount received from the insurance companies according to the insurance policy) shall not exceed USD 40 million. The maximum indemnification amount shall not be affected by payment according to any insurance policy or its existence unless the indemnification amount claimed was already covered by the insurance companies or by any third party.
Description of value to loan ratio	Elbit Medical Notes are secured by a pledge on 75% of Elbit Medical's holdings in Insightec and Gamida in a "value to loan" ratio of 200%.	Elbit Medical Notes are secured by a pledge on 75% of Elbit Medical's holdings in Insightec and Gamida in a "value to loan" ratio of 200%.
Nasdaq Stock Market [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description	The Nasdaq Stock Market ("Nasdaq"), indicating that the Company is no longer in compliance with the continued listing requirement under Nasdaq Listing Rule 5450(b)(3)(C) because the market value of its publicly held shares was below $15,000,000 for 30 consecutive business days. Under Nasdaq rules, publicly held shares is defined as shares not held directly or indirectly by an officer, director or any person who is the beneficial owner of more than 10% of the total shares outstanding of the Company.The Company submitted an appeal. On 7 February, 2019 the Nasdaq informed the Company that it has determined to delist the Company's ordinary shares from the Nasdaq and will suspend trading in the shares effective at the open of business on February 11, 2019.	The Nasdaq Stock Market ("Nasdaq"), indicating that the Company is no longer in compliance with the continued listing requirement under Nasdaq Listing Rule 5450(b)(3)(C) because the market value of its publicly held shares was below $15,000,000 for 30 consecutive business days. Under Nasdaq rules, publicly held shares is defined as shares not held directly or indirectly by an officer, director or any person who is the beneficial owner of more than 10% of the total shares outstanding of the Company.The Company submitted an appeal. On 7 February, 2019 the Nasdaq informed the Company that it has determined to delist the Company's ordinary shares from the Nasdaq and will suspend trading in the shares effective at the open of business on February 11, 2019.